Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments
Schedule of estimated fair values of the financial instruments

	As of December 31, 2019		As of December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
	(in thousands of $)
Cash and cash equivalents	$139,170	$139,170	$77,275	$77,275
Due from related parties	$20,512	$20,512	$17,970	$17,970
ZIM notes	$20,078	$20,078	$21,044	$21,044
Equity investment in ZIM	—	—	—	—
HMM notes	$11,377	$11,377	$7,847	$7,847
Long-term debt, including current portion	$1,423,812	$1,423,812	$1,666,156	$1,666,156

Schedule of estimated fair value of the financial instruments, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2019 (in thousands):

	Fair Value Measurements as of December 31, 2019
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$20,078	$—	$20,078	$—
HMM notes(1)	$11,377	$—	$11,377	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2019 (in thousands):

	Fair Value Measurements as of December 31, 2019
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Long-term debt, including current portion(2)	$1,423,812	$—	$1,423,812	$—

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2018:

	Fair Value Measurements as of December 31, 2018
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
ZIM notes(1)	$21,044	$—	$21,044	$—
HMM notes(1)	$7,847	$—	$7,847	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2018:

	Fair Value Measurements as of December 31, 2018
	Total	(Level I)	(Level II)	(Level III)
	(in thousands of $)
Long-term debt, including current portion(2)	$1,666,156	$—	$1,666,156	$—
(1)

The fair value is estimated based on either observable market based inputs or unobservable inputs that are corroborated by market data, including currently available information on the Company’s counterparty, other contracts with similar terms, remaining maturities and interest rates.

(2)

Long-term debt, including current portion is presented gross of deferred finance costs of $33.5 million and $44.3 million as of December 31, 2019 and December 31, 2018, respectively. The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its credit risk and does not include amounts related to the accumulated accrued interest.